Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 2,472,386	$ 2,603,623	$ 2,610,152
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									348,348	375,769	415,900
Selling, general and administrative									197,407	288,467	204,025
Depreciation and amortization									679,351	736,567	764,903
Gain on satellite insurance recoveries										(9,618)
Total operating expenses									1,225,106	1,391,185	1,384,828
Income from operations	292,707	310,811	315,060	328,700	333,394	315,948	251,181	311,914	1,247,280	1,212,438	1,225,324
Interest expense, net									944,787	1,122,261	1,310,783
Loss on early extinguishment of debt	(40,400)						(366,800)		(40,423)	(368,089)	(73,542)
Other expense, net									(2,593)	(4,918)	(10,128)
Income (loss) before income taxes									259,477	(282,830)	(169,129)
Provision for (benefit from) income taxes									22,971	(30,837)	(19,631)
Net income (loss)	17,220	68,620	67,771	82,896	73,615	88,574	(407,266)	(6,916)	236,506	(251,993)	(149,498)
Net income attributable to noncontrolling interest									(3,974)	(3,687)	(1,639)
Net income (loss) attributable to Intelsat	16,194	67,624	66,768	81,946	72,631	87,798	(408,305)	(7,804)	232,532	(255,680)	(151,137)
Cumulative preferred dividends									(9,917)	(10,196)
Net income (loss) attributable to common shareholders	$ 16,194	$ 67,624	$ 56,851	$ 81,946	$ 72,631	$ 87,798	$ (418,501)	$ (7,804)	$ 222,615	$ (265,876)	$ (151,137)
Net income (loss) per common share attributable to Intelsat S.A.:
Basic	$ 0.15	$ 0.63	$ 0.53	$ 0.77	$ 0.69	$ 0.83	$ (4.19)	$ (0.09)	$ 2.09	$ (2.70)	$ (1.82)
Diluted	$ 0.14	$ 0.58	$ 0.53	$ 0.70	$ 0.62	$ 0.75	$ (4.19)	$ (0.09)	$ 1.99	$ (2.70)	$ (1.82)